Related parties - Management compensation (Details) - BRL (R$) R$ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Short-term benefits
Salary or compensation	R$ 21,464	R$ 27,234
Direct and indirect benefits	524	1,209
Bonus	15,751	6,962
Total Short-term benefits	37,739	35,405
Long-term benefits
Share-based compensation plan	68,533	29,261
Total Long-term benefits	68,533	29,261
Total	R$ 106,272	R$ 64,666